NET INTEREST INCOME (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of interest income (expense) [text block] [Abstract]
Disclosure of interest income [text block]
	Weighted average effective interest rate
	2017%	2016%	2015%	2017 £m	2016 £m	2015 £m
Interest and similar income:
Loans and advances to customers	3.16	3.32	3.50	14,712	15,190	16,256
Loans and advances to banks	0.40	0.46	0.42	271	381	397
Debt securities held as loans and receivables	1.29	1.47	1.87	43	56	40
Interest receivable on loans and receivables	2.81	2.87	2.98	15,026	15,627	16,693
Available-for-sale financial assets	1.96	1.88	1.77	980	762	725
Held-to-maturity investments	–	1.44	1.49	–	231	197
Total interest and similar income[1]	2.73	2.77	2.86	16,006	16,620	17,615
Interest and similar expense:
Deposits from banks, excluding liabilities under sale and repurchase transactions	1.18	0.65	0.41	(80)	(68)	(43)
Customer deposits, excluding liabilities under sale and repurchase transactions	0.49	0.69	0.87	(1,722)	(2,520)	(3,299)
Debt securities in issue[2]	0.37	0.94	0.69	(266)	(799)	(586)
Subordinated liabilities	7.93	8.35	8.37	(1,481)	(1,864)	(2,091)
Liabilities under sale and repurchase agreements	0.58	0.46	0.57	(110)	(38)	(34)
Interest payable on liabilities held at amortised cost	0.79	1.07	1.19	(3,659)	(5,289)	(6,053)
Amounts payable to unitholders in consolidated open-ended investment vehicles	9.15	10.85	1.16	(1,435)	(2,057)	(244)
Total interest and similar expense[3]	1.06	1.44	1.19	(5,094)	(7,346)	(6,297)
Net interest income				10,912	9,274	11,318
1	Includes £12 million (2016: £nil; 2015: £nil) of interest income on liabilities with negative interest rates.

2	The impact of the Group’s hedging arrangements is included on this line; excluding this impact the weighted average effective interest rate in respect of debt securities in issue would be 2.43 per cent (2016: 2.70 per cent; 2015: 2.76 per cent).

3	Includes £50 million (2016: £51 million; 2015: £nil) of interest expense on assets with negative interest rates.